Average Annual Total Returns{- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend Income Fund	Fidelity Advisor Freedom Blend Income Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	2.10%	4.18%	[1]	1.28%	3.27%	[1]	1.40%	2.88%	[1]	4.32%	4.99%	[1]	6.51%	6.06%	[1]	8.60%	7.13%	[1]	8.68%	7.23%	[1]	7.51%	7.36%	[1]	8.61%	7.35%	[1]

[1]	(a)From August 31, 2018